Segments and Geographical Information	6 Months Ended
Jun. 30, 2021
Segment Reporting [Abstract]
SEGMENTS AND GEOGRAPHICAL INFORMATION
NOTE 8:	SEGMENTS AND GEOGRAPHICAL INFORMATION

Until December 31, 2019, the Company presented two reportable segments consisting of the Intelligent Robotics and RFID Division segment and the Supply Chain Solutions segment. Commencing January 1, 2020 the Company decided to review its business operations in three reportable segments, consisting of the RFID segment, Supply Chain Solutions segment and the Intelligent Robotics segment. Previous presentation was adjusted to conform to the current presentation.

The Company’s management makes financial decisions and allocates resources, based on the information it receives from its internal management system. The Company allocates resources and assesses performance for each operating segment using information about revenues and gross profit. The Company applies ASC 280, Segment Reporting.

a.	Information about the operating segments for the six months ended June 30, 2021 and 2020 is as follows:

	RFID	Supply Chain Solutions	Intelligent Robotics	Intercompany	Consolidated

Six months ended June 30, 2021:

Revenues	$6,322	$9,249	$1,036	$(50)	$16,557

Gross profit	$1,553	$1,699	$31	$-	$3,283

Allocated operating expenses	$1,112	$1,148	$336	$-	$2,596

Unallocated operating expenses					$324

Operating Income (loss)	$441	$551	$(305)	$-	$363

Financial expenses and tax on income					$(99)

Net Income					$264

	RFID	Supply Chain Solutions	Intelligent Robotics	Intercompany	Consolidated
Six months ended June 30, 2020:

Revenues	$5,712	$8,976	$301	$(43)	$14,946

Gross profit	$1,467	$1,869	$(779)	$-	$2,557

Allocated operating expenses	$1,006	$1,144	$329	$-	$2,479

Impairment of Goodwill and intangible assets	$-	$-	$988	$-	$988

Unallocated operating expenses					$338

Income (loss) from operations	$461	$725	$(2,096)	$-	$(1,248)

Financial expenses and tax on income					$(137)

Net loss					$(1,385)

b.	The following presents total revenues for the six months ended June 30, 2021 and 2020 based on the location of customers:

	June 30,
	2021	2020
	Unaudited

Israel	$12,493	$11,086
Far East	2,169	1,679
India	593	1,392
Europe	250	323
United States	1,052	466

	$16,557	$14,946